CONDENSED STATEMENT OF CASH FLOWS - CIK 0001836935 Centricus Acquisition Corp. - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (5,000)		$ 8,626,644
Adjustments to reconcile net loss to net cash used in operating activities:
Formation and operating costs	5,000	$ 5,000	1,653,238
Interest earned on marketable securities held in Trust Account			(4,632)
Transaction costs incurred in connection with IPO			688,534
Changes in operating assets and liabilities:
Prepaid expenses			(806,549)
Accrued expenses			844,864
Net cash used in operating activities			(926,389)
Cash Flows from Investing Activities:
Marketable securities held in Trust Account			(345,000,000)
Net cash used in investing activities			345,000,000
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid			338,100,000
Proceeds from promissory note - related party	74,991		57,999
Payment of offering costs	(74,991)		(471,921)
Net cash provided by financing activities			347,086,078
Net Change in Cash			(1,159,689)
Cash - Beginning of period
Cash - End of period			1,159,689
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs	121,593			$ 17,653
Initial classification of common stock subject to possible redemption			309,309,930
Change in value of Class A ordinary share subject to possible redemption			9,315,180
Deferred offering costs paid by Sponsor in exchange for the issuance of Class B ordinary shares	$ 20,000		$ 12,075,000